SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Balance at beginning of year	$ 2,925,070	$ 3,438,160	$ 5,577,060
Warranty costs incurred	(172,851)	(1,205,002)	(2,013,794)
Provision for new warranties		42,176	256,433
Reversal of expired warranty	(674,122)
Foreign exchange adjustment	(67,890)	649,736	(381,539)
Balance at end of year	2,010,207	2,925,070	3,438,160
Less: Current portion	1,368,031	2,008,484	2,281,360
Non-current portion	$ 642,176	$ 916,586	$ 1,156,800